Schedule H, Line 4i – Schedule of Assets (Held At End of Year) (Details) - EBP 001	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Schedule of Asset Held for Investment [Line Items]
Entity tax identification number	13-3680189
Plan number	001
Current Value	$ 511,335,661
Participant Loans	3,726,331
Assets held for investment	$ 515,061,992
Minimum
EBP, Schedule of Asset Held for Investment [Line Items]
Participant loan, interest rate	3.25%
Maximum
EBP, Schedule of Asset Held for Investment [Line Items]
Participant loan, interest rate	10.50%
Investment, Identifier [Axis]: Participant-Directed Investments | AQR Diversifying Strategies R6 | Registered Investment Co.
EBP, Schedule of Asset Held for Investment [Line Items]
Cost	$ 0
Current Value	2,340,565
Investment, Identifier [Axis]: Participant-Directed Investments | AdvisorTrust FDIC Insured DDA | Cash Equivalent
EBP, Schedule of Asset Held for Investment [Line Items]
Cost	0
Current Value	11,375,641
Investment, Identifier [Axis]: Participant-Directed Investments | Allspring Special Mid Cap Value Fund Class Inst | Registered Investment Co.
EBP, Schedule of Asset Held for Investment [Line Items]
Cost	0
Current Value	4,957,002
Investment, Identifier [Axis]: Participant-Directed Investments | American Funds The Income Fund of America Class R-6 | Registered Investment Co.
EBP, Schedule of Asset Held for Investment [Line Items]
Cost	0
Current Value	7,360,095
Investment, Identifier [Axis]: Participant-Directed Investments | BGC Group Stock Portfolio | Unitized Portfolio Account
EBP, Schedule of Asset Held for Investment [Line Items]
Cost	0
Current Value	3,632,875
Investment, Identifier [Axis]: Participant-Directed Investments | BNY Mellon Natural Resources Fund Class I | Registered Investment Co.
EBP, Schedule of Asset Held for Investment [Line Items]
Cost	0
Current Value	1,572,441
Investment, Identifier [Axis]: Participant-Directed Investments | Baron Emerging Markets Fund Institutional Class | Registered Investment Co.
EBP, Schedule of Asset Held for Investment [Line Items]
Cost	0
Current Value	5,921,797
Investment, Identifier [Axis]: Participant-Directed Investments | Brandywine Global High Yield Fund Class I | Registered Investment Co.
EBP, Schedule of Asset Held for Investment [Line Items]
Cost	0
Current Value	3,155,306
Investment, Identifier [Axis]: Participant-Directed Investments | Causeway International Small Cap | Registered Investment Co.
EBP, Schedule of Asset Held for Investment [Line Items]
Cost	0
Current Value	5,166,334
Investment, Identifier [Axis]: Participant-Directed Investments | ClearBridge International Growth IS | Registered Investment Co.
EBP, Schedule of Asset Held for Investment [Line Items]
Cost	0
Current Value	10,629,090
Investment, Identifier [Axis]: Participant-Directed Investments | Dodge & Cox Stock Fund | Registered Investment Co.
EBP, Schedule of Asset Held for Investment [Line Items]
Cost	0
Current Value	27,598,627
Investment, Identifier [Axis]: Participant-Directed Investments | DoubleLine Low Duration Emerging Markets Fixed Income | Registered Investment Co.
EBP, Schedule of Asset Held for Investment [Line Items]
Cost	0
Current Value	2,299,411
Investment, Identifier [Axis]: Participant-Directed Investments | DoubleLine Total Return Bond Fund Class I | Registered Investment Co.
EBP, Schedule of Asset Held for Investment [Line Items]
Cost	0
Current Value	19,522,714
Investment, Identifier [Axis]: Participant-Directed Investments | Driehaus Event Driven Fund | Registered Investment Co.
EBP, Schedule of Asset Held for Investment [Line Items]
Cost	0
Current Value	2,553,753
Investment, Identifier [Axis]: Participant-Directed Investments | Driehaus Small Cap Growth Institutional | Registered Investment Co.
EBP, Schedule of Asset Held for Investment [Line Items]
Cost	0
Current Value	7,243,337
Investment, Identifier [Axis]: Participant-Directed Investments | Federated Hermes MDT Large Cap Growth | Registered Investment Co.
EBP, Schedule of Asset Held for Investment [Line Items]
Cost	0
Current Value	10,031,589
Investment, Identifier [Axis]: Participant-Directed Investments | Fidelity Capital & Income Fund | Registered Investment Co.
EBP, Schedule of Asset Held for Investment [Line Items]
Cost	0
Current Value	6,487,702
Investment, Identifier [Axis]: Participant-Directed Investments | Fidelity Contrafund | Registered Investment Co.
EBP, Schedule of Asset Held for Investment [Line Items]
Cost	0
Current Value	53,988,513
Investment, Identifier [Axis]: Participant-Directed Investments | Fidelity Low-Priced Stock Fund | Registered Investment Co.
EBP, Schedule of Asset Held for Investment [Line Items]
Cost	0
Current Value	5,796,065
Investment, Identifier [Axis]: Participant-Directed Investments | First American Government Obligations Fund Z | Cash Equivalent
EBP, Schedule of Asset Held for Investment [Line Items]
Cost	0
Current Value	88,671
Investment, Identifier [Axis]: Participant-Directed Investments | First Eagle Overseas Fund Class R6 | Registered Investment Co.
EBP, Schedule of Asset Held for Investment [Line Items]
Cost	0
Current Value	4,521,141
Investment, Identifier [Axis]: Participant-Directed Investments | JPMorgan Equity Premium Income ETF | Registered Investment Co.
EBP, Schedule of Asset Held for Investment [Line Items]
Cost	0
Current Value	2,070,907
Investment, Identifier [Axis]: Participant-Directed Investments | JPMorgan Strategic Income Opportunities Fund R5 | Registered Investment Co.
EBP, Schedule of Asset Held for Investment [Line Items]
Cost	0
Current Value	1,849,714
Investment, Identifier [Axis]: Participant-Directed Investments | MFS Value Fund Class R6 | Registered Investment Co.
EBP, Schedule of Asset Held for Investment [Line Items]
Cost	0
Current Value	2,484,314
Investment, Identifier [Axis]: Participant-Directed Investments | Morley Stable Value Fund | Common Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Cost	0
Current Value	5,181,385
Investment, Identifier [Axis]: Participant-Directed Investments | Nuveen Real Estate Income Fund Class I | Registered Investment Co.
EBP, Schedule of Asset Held for Investment [Line Items]
Cost	0
Current Value	3,231,799
Investment, Identifier [Axis]: Participant-Directed Investments | PIMCO Total Return Instl | Registered Investment Co.
EBP, Schedule of Asset Held for Investment [Line Items]
Cost	0
Current Value	300
Investment, Identifier [Axis]: Participant-Directed Investments | Palm Valley Capital Fund Investor Class | Registered Investment Co.
EBP, Schedule of Asset Held for Investment [Line Items]
Cost	0
Current Value	98
Investment, Identifier [Axis]: Participant-Directed Investments | Riverpark Strategic Income Fund Institutional Class | Registered Investment Co.
EBP, Schedule of Asset Held for Investment [Line Items]
Cost	0
Current Value	2,320,680
Investment, Identifier [Axis]: Participant-Directed Investments | T. Rowe Price International Stock Fund I | Registered Investment Co.
EBP, Schedule of Asset Held for Investment [Line Items]
Cost	0
Current Value	4,150,478
Investment, Identifier [Axis]: Participant-Directed Investments | Touchstone Small Cap Value Institutional | Registered Investment Co.
EBP, Schedule of Asset Held for Investment [Line Items]
Cost	0
Current Value	6,245,873
Investment, Identifier [Axis]: Participant-Directed Investments | Undiscovered Managers Behavioral Value Fund Class R-6 | Registered Investment Co.
EBP, Schedule of Asset Held for Investment [Line Items]
Cost	0
Current Value	2,232,858
Investment, Identifier [Axis]: Participant-Directed Investments | Vanguard Health Care Fund Admiral Shares | Registered Investment Co.
EBP, Schedule of Asset Held for Investment [Line Items]
Cost	0
Current Value	12,107,756
Investment, Identifier [Axis]: Participant-Directed Investments | Vanguard Institutional Index Fund Institutional Shares | Registered Investment Co.
EBP, Schedule of Asset Held for Investment [Line Items]
Cost	0
Current Value	60,954,518
Investment, Identifier [Axis]: Participant-Directed Investments | Vanguard Mega Cap ETF | Registered Investment Co.
EBP, Schedule of Asset Held for Investment [Line Items]
Cost	0
Current Value	9,873,074
Investment, Identifier [Axis]: Participant-Directed Investments | Vanguard Mid-Cap Index Fund Admiral Shares | Registered Investment Co.
EBP, Schedule of Asset Held for Investment [Line Items]
Cost	0
Current Value	19,250,638
Investment, Identifier [Axis]: Participant-Directed Investments | Vanguard Short-Term Treasury Admiral Shares | Registered Investment Co.
EBP, Schedule of Asset Held for Investment [Line Items]
Cost	0
Current Value	14,078,841
Investment, Identifier [Axis]: Participant-Directed Investments | Vanguard Small-Cap Index Fund Admiral Shares | Registered Investment Co.
EBP, Schedule of Asset Held for Investment [Line Items]
Cost	0
Current Value	15,973,557
Investment, Identifier [Axis]: Participant-Directed Investments | Vanguard Total Bond Market Index Fund Admiral Shares | Registered Investment Co.
EBP, Schedule of Asset Held for Investment [Line Items]
Cost	0
Current Value	4,511,025
Investment, Identifier [Axis]: Participant-Directed Investments | Vanguard Total Stock Market ETF | Registered Investment Co.
EBP, Schedule of Asset Held for Investment [Line Items]
Cost	0
Current Value	54,125,051
Investment, Identifier [Axis]: Participant-Directed Investments | Vanguard Total Stock Market Index Fund Admiral Shares | Registered Investment Co.
EBP, Schedule of Asset Held for Investment [Line Items]
Cost	0
Current Value	35,032,651
Investment, Identifier [Axis]: Participant-Directed Investments | iShares Core 1-5 Year USD Bond ETF | Registered Investment Co.
EBP, Schedule of Asset Held for Investment [Line Items]
Cost	0
Current Value	2,123,551
Investment, Identifier [Axis]: Participant-Directed Investments | iShares Core Dividend Growth ETF | Registered Investment Co.
EBP, Schedule of Asset Held for Investment [Line Items]
Cost	0
Current Value	1,905,150
Investment, Identifier [Axis]: Participant-Directed Investments | iShares Core High Dividend ETF | Registered Investment Co.
EBP, Schedule of Asset Held for Investment [Line Items]
Cost	0
Current Value	1,126,136
Investment, Identifier [Axis]: Participant-Directed Investments | iShares Core MSCI Total Institutional Stock ETF | Registered Investment Co.
EBP, Schedule of Asset Held for Investment [Line Items]
Cost	0
Current Value	29,485,974
Investment, Identifier [Axis]: Participant-Directed Investments | iShares Core US Aggregate Bond ETF | Registered Investment Co.
EBP, Schedule of Asset Held for Investment [Line Items]
Cost	0
Current Value	13,993,247
Investment, Identifier [Axis]: Participant-Directed Investments | iShares Core US REIT ETF | Registered Investment Co.
EBP, Schedule of Asset Held for Investment [Line Items]
Cost	0
Current Value	3,606,195
Investment, Identifier [Axis]: Participant-Directed Investments | iShares North American Natural Resources ETF | Registered Investment Co.
EBP, Schedule of Asset Held for Investment [Line Items]
Cost	0
Current Value	4,712,152
Investment, Identifier [Axis]: Participant-Directed Investments | iShares Russell 2000 ETF | Registered Investment Co.
EBP, Schedule of Asset Held for Investment [Line Items]
Cost	0
Current Value	$ 2,465,070